Warrants (Details) - USD ($)	Mar. 03, 2021	Mar. 03, 2021	Jun. 30, 2023	Jun. 30, 2022
Warrants (Details) [Line Items]
Warrants issued and outstanding	2,666,666
Warrant shares outstanding			2,666,666	2,666,666
Public offering warrants (in Dollars)		$ 3,413,332
Warrants Issued [Member]
Warrants (Details) [Line Items]
Shares per share (in Dollars per share)	$ 6	$ 6